STOCK OPTIONS - Schedule of Nonvested Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares
Outstanding at beginning of year (in shares)	250,700,000	267,200,000
Granted (in shares)	159,598,000	49,500,000
Vested (in shares)	(54,500,000)	(47,700,000)
Forfeited (in shares)	(19,000,000)	(18,300,000)
Balance (in shares)	336,798,000	250,700,000	267,200,000
Weighted-Average Exercise Price
Outstanding at beginning of year (in USD per share)	$ 23.73	$ 23.72
Granted (in USD per share)	27.80	23.58
Vested (in USD per share)	23.72	23.72
Forfeited (in USD per share)	25.58	23.22
Balance (in USD per share)	$ 25.54	$ 23.73	$ 23.72
Weighted-Average Remaining Contractual Life in Years
Outstanding	7 years 10 months 17 days	7 years 7 months 24 days	8 years 2 months 19 days
Granted	9 years 4 months 24 days	9 years 4 months 17 days
Vested	6 years 4 months 6 days	6 years 11 months 12 days
Forfeited	8 years 7 months 2 days	7 years 8 months 27 days
Aggregate Intrinsic Value
Outstanding	$ 69	$ 0
Granted	480	21
Vested	378	14
Forfeited	109	16
Outstanding	$ 1,747	$ 69	$ 0